ALLEGIANT ADVANTAGE FUND

        Supplement dated January 23, 2009 to the Statement of Additional
                       Information dated October 1, 2008.

             This Supplement provides new and additional information
              beyond that contained in the Statement of Additional Information ("SAI") and should be read in conjunction with the SAI.

EFFECTIVE JANUARY 5, 2009, RONALD L. WEIHRAUCH HAS RESIGNED AS ASSISTANT SECRETARY AND CHIEF LEGAL OFFICER OF THE ALLEGIANT ADVANTAGE FUND (THE "FUND"). KATHLEEN T. BARR, SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER AND CHIEF COMPLIANCE OFFICER OF THE FUND, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. MR. WEIHRAUCH'S BIOGRAPHICAL INFORMATION ON PAGE 25 OF THE SAI SHOULD BE DELETED IN ITS ENTIRETY.



Please contact Allegiant Advantage Fund at 1-800-364-4890 for more information.









          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





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